As filed with the Securities and Exchange Commission on March 17, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Douglas W. Kreps, 680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

412-921-1822
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2009

Item 1. Schedule of Investments.

Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

COMMON STOCKS - 84.8%	Shares	Value
Aerospace & Defense - 5.3%
The Boeing Company	15,200	$643,112
Honeywell International, Inc.	23,050	756,270
		1,399,382
Air Freight & Logistics - 2.4%
FedEx Corporation	12,300	626,562
Biotechnology - 1.9%
Amgen, Inc. (a)	9,200	504,620
Capital Markets - 3.5%
Bank Of New York Mellon Corporation	15,000	386,100
The Charles Schwab Corporation	40,000	543,600
		929,700
Commercial Banks - 4.1%
F.N.B. Corporation	48,700	385,217
PNC Financial Services Group, Inc.	21,500	699,180
		1,084,397
Communications Equipment - 0.7%
Spectrum Control, Inc. (a)	27,399	198,369
Computers & Peripherals - 3.3%
Dell, Inc. (a)	18,000	171,000
EMC Corporation (a)	30,000	331,200
SanDisk Corporation (a)	33,100	378,333
		880,533
Diversified Financial Services - 0.4%
CIT Group, Inc.	34,000	94,860
Diversified Telecommunication Services - 11.6%
AT&T, Inc.	55,000	1,354,100
Consolidated Communications Holdings, Inc.	33,185	373,663
Telefonos de Mexico SAB de CV - ADR	20,000	354,200
Verizon Communications, Inc.	30,000	896,100
Windstream Corporation	10,339	89,742
		3,067,805
Energy Equipment & Services - 0.8%
Hercules Offshore, Inc. (a)	59,100	219,852
Health Care Equipment & Supplies - 7.2%
Advanced Medical Optics, Inc. (a)	36,700	806,299
Cynosure, Inc. (a)	43,800	342,516
Medtronic, Inc.	22,900	766,921
		1,915,736
Industrial Conglomerates - 6.7%
General Electric Company	44,500	539,785
Loews Corporation	30,000	732,000
Matthews International Corporation - Class A	13,000	506,220
		1,778,005
Insurance - 5.0%
Arthur J. Gallagher & Company	30,000	707,100
Erie Indemnity Company - Class A	15,000	531,750
The Hartford Financial Services Group, Inc.	7,500	98,700
		1,337,550
Machinery - 5.8%
Ingersoll-Rand Company - Class A	25,000	405,250
ITT Corp.	15,300	692,784
Joy Global, Inc.	21,750	453,053
		1,551,087
Media - 3.3%
Comcast Corporation - Class A	60,000	879,000
Metals & Mining - 0.8%
Alcoa, Inc.	7,000	54,530
RTI International Metals, Inc. (a)	11,661	155,208
		209,738
Multi-Utilities & Unregulated Power - 3.7%
Constellation Energy Group, Inc.	36,900	970,470
Oil & Gas - 0.9%
El Paso Corporation	30,000	245,400
Pharmaceuticals - 7.1%
Allergan, Inc.	16,950	646,134
Pfizer, Inc.	5,000	72,900
Wyeth	27,000	1,160,190
		1,879,224
Semiconductor & Semiconductor Equipment - 1.1%
Texas Instruments, Inc.	20,000	299,000
Software - 5.9%
CA, Inc.	40,000	719,600
Microsoft Corporation	40,600	694,260
Opnet Technologies, Inc. (a)	20,000	164,000
		1,577,860
Telecommunications - 0.7%
Telmex Internacional SAB De CV - ADR	20,000	190,200
Textiles, Apparel & Luxury Goods - 2.6%
VF Corporation	12,150	680,643
TOTAL COMMON STOCKS (Cost $30,406,653)		22,519,996

EXCHANGE TRADED FUND - 1.9%
iShares MSCI Japan Index Fund	60,000	505,800
TOTAL EXCHANGE TRADED FUND (Cost $743,483)		505,800

SHORT TERM INVESTMENTS - 9.6%
Money Market Fund - 4.8%
Goldman Sachs Financial Square Funds - Prime Obligations Fund
0.92% (b)	1,279,934	1,279,934

	Principal
	Amount
Variable Rate Demand Notes - 4.8%
Aim Liquid Assets, 1.07% (c)	$ 1,282,535	1,282,535

TOTAL SHORT TERM INVESTMENTS (Cost $2,562,469)		2,562,469
Total Investments (Cost $33,712,605) - 96.3%		25,588,262
Other Assets in Excess of Liabilities - 3.7%		973,628
TOTAL NET ASSETS - 100.0%		$26,565,813

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Annualized based on the 1-day yield as of January 31, 2009.
(c) Variable rate security. The rate listed is as of January 31, 2009.
ADR American Depositary Receipt.

Notes to the Schedule of Investments (Unaudited)

1) FAS 157 - Summary of Fair Value Exposure at January 31, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective November 1, 2008. A summary of the fair value hierarchy under
FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s investments carried at value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Investments	$ 25,588,262	$ 25,588,262	$ —	$ —
Total	$ 25,588,262	$ 25,588,262	$ —	$ —

2) Federal Tax Information

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

Cost of Investments	$ 33,712,605

Gross Unrealized Appreciation	1,616,252
Gross Unrealized Depreciation	(9,740,595)
Net Unrealized Depreciation	$ (8,124,343)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Fort Pitt Capital Funds

By (Signature and Title)        /s/ Douglas W. Kreps
    Douglas W. Kreps, President

Date           3/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Douglas W. Kreps
Douglas W. Kreps, President

Date           3/11/2009

By (Signature and Title)*      /s/ Charles A Smith
Charles A. Smith, Treasurer

Date           3/11/2009

* Print the name and title of each signing officer under his or her signature.